Northern Lights Fund Trust III

HCM Tactical Growth Fund

HCM Dividend Sector Plus Fund

HCM Income Plus Fund

Incorporated herein by reference is the definitive version of the Prospectus for the HCM Tactical Growth Fund, HCM Dividend Sector Plus Fund and HCM Income Plus Fund, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 08, 2017, (SEC Accession 0001580642-17-006016).